UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Allied Irish Banks, p.l.c.
Address: Office of the Secretary
         Block K Level 4  -  Bankcentre
         Ballsbridge, Dublin 4 Ireland

13F File Number:  028-05346

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Louise Cleary
Title:     Office of the Secretary
Phone:     00 353 1 641 2912

Signature, Place, and Date of Signing:

 /s/ Louise Cleary     Dublin, Ireland     April 26, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:    $1,224 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100       37     1062 SH       DEFINED 0                  37        0        0
ABBVIE INC                     COM              00287Y109       43     1062 SH       DEFINED 0                  43        0        0
BP PLC                         SPONSORED ADR    055622104       12      303 SH       DEFINED 0                  12        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108       42     1036 SH       DEFINED 0                  42        0        0
COLGATE PALMOLIVE CO           COM              194162103       85      725 SH       DEFINED 0                  85        0        0
EXXON MOBIL CORP               COM              30231G102       95     1060 SH       DEFINED 0                  95        0        0
FEDEX CORP                     COM              31428X106       29      304 SH       DEFINED 0                  29        0        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105       61     1320 SH       DEFINED 0                  61        0        0
HEINZ H J CO                   COM              423074103       34      477 SH       DEFINED 0                  34        0        0
HONEYWELL INTL INC             COM              438516106       67      907 SH       DEFINED 0                  67        0        0
ILLINOIS TOOL WKS INC          COM              452308109       66     1100 SH       DEFINED 0                  66        0        0
INTEL CORP                     COM              458140100       14      665 SH       DEFINED 0                  14        0        0
JOHNSON & JOHNSON              COM              478160104       59      725 SH       DEFINED 0                  59        0        0
KRAFT FOODS GROUP INC          COM              50076Q106       34      658 SH       DEFINED 0                  34        0        0
MCDONALDS CORP                 COM              580135101       83      838 SH       DEFINED 0                  83        0        0
MONDELEZ INTL INC              CL A             609207105       60     1975 SH       DEFINED 0                  60        0        0
ORASURE TECHNOLOGIES INC       COM              68554V108      185    35000 SH       SOLE    0               35000        0        0
SOUTHERN CO                    COM              842587107       69     1480 SH       DEFINED 0                  69        0        0
SYSCO CORP                     COM              871829107       64     1842 SH       DEFINED 0                  64        0        0
VANGUARD WORLD FDS             INF TECH ETF     92204A702       32      450 SH       DEFINED 0                  32        0        0
WELLS FARGO & CO NEW           COM              949746101       53     1450 SH       DEFINED 0                  53        0        0